NOTE A: NATURE OF ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - The Company’s patents consisted of the following at July 31, 2012: (USD $)	9 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Generation and differentiation of adult stem cell lines	$ 31,385
Less accumulated amortization	10,018	7,664
$ 21,367